Background and Organization - Additional Information (Detail) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Aug. 17, 2015 USD ($) $ / shares shares	Jul. 23, 2015 USD ($) $ / shares shares	Jul. 08, 2015 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Jul. 21, 2015 $ / shares shares	Jul. 20, 2015 $ / shares shares	Jul. 07, 2015 $ / shares shares
Background And Organization [Line Items]
Description of the stock split arrangement				On July 8, 2015, ViewRay, Inc. (f/k/a Mirax Corp.), or ViewRay, we, us, our or the Company, completed a 1.185763-for-1 forward stock split of our common stock in the form of a dividend with the result that 4,343,339 shares of common stock, par value $0.001 per share, outstanding immediately prior to the stock split became 5,150,176 shares of common stock, par value $0.001 per share, outstanding immediately thereafter. On July 15, 2015, we changed our name to ViewRay, Inc. by filing the Certificate of Amendment to our Articles of Incorporation.
Stock split conversion ratio		2.975	1.185763
Common stock, shares outstanding			5,150,176	38,362,134		38,204,960	907,037				4,343,339
Common stock, par value | $ / shares			$ 0.001	$ 0.01		$ 0.01	$ 0.01		$ 0.010	$ 0.001	$ 0.001
Common stock, shares authorized		300,000,000		300,000,000		300,000,000	88,000,000		300,000,000	75,000,000
Preferred stock, shares authorized				10,000,000		10,000,000	74,460,997
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01	$ 0.01
Net loss from operations | $				$ (25,483)	$ (20,629)	$ (44,995)	$ (33,800)	$ (27,222)
Net cash used from operations | $				$ (20,570)	$ (20,286)	(39,849)	$ (27,469)	$ (25,371)
Blank Check Preferred Stock
Background And Organization [Line Items]
Preferred stock, shares authorized									10,000,000
Preferred stock, par value | $ / shares									$ 0.01
Private Placement
Background And Organization [Line Items]
Private placement, common shares	5,884,504	5,884,504
Purchase price of share common stock, per share | $ / shares	$ 5.00	$ 5.00
Private placement, value | $	$ 26,300	$ 26,300
Scenario Plan
Background And Organization [Line Items]
Additional working capital | $						$ 15,000